LIABILITIES AND DEBT - Venture Debt (Details) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2017	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Line of Credit Facility [Line Items]
Interest expense		$ 189,096	$ 323,807	$ 591,123	$ 658,730	$ 770,277	$ 624,127
Interest expense and effective interest rate				13.40%	14.00%	14.60%	17.70%
Note Warrant [Member]
Line of Credit Facility [Line Items]
Percentage diluted capitalization							1.358%	1.00%
Principal loaned under the agreement							$ 1,000,000
Loan fees and discounts from warrants were amortized to interest expense				$ 147,389	$ 144,974	$ 241,878	149,948
Loan fees and discounts from warrants unamortized balance				0		147,389	225,720
Venture Debt [Member] | Secured Debt
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 4,000,000
Loan bears interest rate	12.50%
Loan payment	$ 3,000,000
Gross loan						6,001,755	$ 4,542,544
Venture Debt [Member] | Secured Debt | Secondary Follow-On Public Offering Prior To September 30 2021
Line of Credit Facility [Line Items]
Loan payment	$ 3,000,000
Line of credit facility days	5 days
Venture Debt [Member] | Secured Debt | Secondary Follow-On Public Offering After September 30 2021
Line of Credit Facility [Line Items]
Loan payment	$ 300,000
Amended Venture Debt [Member] | Secured Debt
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 6,000,000
Loan bears interest rate	12.50%
Compounded monthly fees	$ 5,000
Line of credit, current		300,000		300,000
Gross loan		$ 6,001,755		$ 6,001,755		$ 6,001,755
Amended Venture Debt [Member] | Secured Debt | Follow-On Public Offering
Line of Credit Facility [Line Items]
Loan payment	$ 3,000,000
Line of credit facility days	5 days
Amended Venture Debt [Member] | Secured Debt | Secondary Follow-On Public Offering Prior To September 30 2021
Line of Credit Facility [Line Items]
Loan payment	$ 3,000,000
Line of credit facility days	5 days
Amended Venture Debt [Member] | Secured Debt | Secondary Follow-On Public Offering After September 30 2021
Line of Credit Facility [Line Items]
Loan payment	$ 300,000